Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent Events
19.	Subsequent Events:

(a)
Dividend on Series D Preferred Shares:  On July 15, 2024, the Company paid to Toro a dividend (declared on June 25, 2024) amounting to $625,000 on the Series D Preferred Shares for the dividend period from April 15, 2024 to July 14, 2024.

(b)
Vessel acquisition: On July 16, 2024, the Company entered into an agreement with an unaffiliated third party to acquire a secondhand 2015 Chinese-built Ultramax dry bulk carrier for a purchase price of $25.5 million. The vessel is expected to be delivered to the Company during the third quarter of 2024 and the delivery is subject to the satisfaction of certain customary closing conditions. The acquisition will be financed in its entirety with cash on hand.

(c)
Voluntary loan prepayment: On August 7, 2024, the Company prepaid in full the amount of $14.6 million remaining outstanding under the $22.5 million senior secured term loan facility with Chailease International Financial Services (Singapore) Pte., Ltd, secured against the Company’s two container vessels (Note 8).